Stock Option Plans And Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Option Plans And Stock-Based Compensation [Abstract]
Stock Option Plans And Stock-Based Compensation

16. Stock Plans and Stock-Based Compensation

Employee Stock Purchase Plan

In April 2011, the Company's stockholders approved the 2011 Employee Stock Purchase Plan (the "2011 ESPP Plan"), which became effective upon the Company's IPO. The 2011 ESPP Plan allows participating employees to contribute up to 20% of their earnings, up to a maximum of $25,000 per annum, to purchase shares of the Company's common stock at a price per share equal to the lower of (a) 85% of the fair market value of a share of the Company's common stock on the first date of the offering period, or (b) 85% of the fair market value of a share of the Company's common stock on the date of purchase. The Company's compensation committee may specify offerings with durations of not more than 27 months, and may specify shorter purchase periods within each offering. Each offering will have one or more purchase dates on which shares of the Company's common stock will be purchased for employees participating in the offering. As of September 30, 2011, there were 1,122,000 shares of common stock available for issuance under the 2011 ESPP Plan and no shares had been issued under the 2011 ESPP Plan. As the 2011 ESPP Plan is a compensatory plan as defined by the authoritative guidance for stock compensation, stock-based compensation expense has been recorded in the nine-month period ended September 30, 2011.

Employee Stock Purchase Plan Activity

The Company's first offering period of the 2011 ESPP began in August 2011. The weighted-average estimated fair value of employee stock purchase plan shares to be issued in conjunction with the offering period occurring during the three and nine months ended September 30, 2011 was $4.55 per share, using the Black-Scholes model with the following weighted-average assumptions:

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Volatility	47.6%	47.6%
Expected dividend yield	—	—
Risk-free rate	0.1%	0.1%
Expected term (in years)	0.3	0.3

As of September 30, 2011, total unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under the 2011 ESPP was $0.1 million, which is expected to be recognized over a weighted-average period of less than six months.

Stock Option Plan

In January 2002, the Company adopted the 2002 Stock Option Plan (the "2002 Plan") and retired the 1999 Stock Option Plan (the "1999 Plan") and assumed certain options under the 1999 Plan. Grants under the 2002 Plan may be incentive stock options or nonqualified stock options. The 2002 Plan is administered by the Company's compensation committee, which has the authority to designate participants and determine the number and type of awards to be granted, the time at which awards are exercisable, the method of payment and any other terms or conditions of the awards. The vesting of these awards vary subject to the participant's period of future service, or otherwise at the discretion of the compensation committee. The majority of awards issued under the 2002 Plan vests over two to four years, and has a term of ten years. The maximum number of shares of common stock issuable pursuant to the 2002 Plan was 15,687,998 as of December 31, 2010, plus the shares of common stock subject to options pursuant to awards granted under the 1999 Plan forfeited after the adoption of the 2002 Plan. There were 150,435 shares available for grant under the 2002 Plan at December 31, 2010. Upon the Company's IPO in May 2011, the Company's ability to grant awards under the 2002 Plan was terminated. As of September 30, 2011, options to purchase 12,179,309 shares of common stock were outstanding under the 2002 Plan. The 2002 Plan will continue to govern the terms and conditions of the outstanding equity awards granted under the 2002 Plan.

In April 2011, the Company's stockholders approved the 2011 Equity Incentive Plan (the "2011 Plan"), which became effective upon the Company's IPO. The 2011 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. The 2011 Plan is administered by the Company's compensation committee, which has the authority to designate participants and determine the number and type of awards to be granted, the time at which awards are exercisable, the method of payment and any other terms and conditions of the awards. Stock options expire on terms as determined by the compensation committee, but not more than ten years after the date of grant. Incentive stock options may be granted only to employees (including officers and directors who are employees). Nonqualified stock options, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance units, cash-based awards and other stock-based awards may be granted to employees and consultants. The maximum number of shares of common stock issuable pursuant to the 2011 Plan is 4,123,077, plus the shares of common stock subject to options or awards outstanding pursuant to the 2002 Plan that expire, terminate, cancel, forfeit, or are repurchased after the adoption of the 2011 Plan. As of September 30, 2011, there were 3,660,136 shares available for grant under the 2011 Plan. As of September 30, 2011, options to purchase 108,500 shares of common stock were outstanding under the 2011 Plan.

Early Exercise of Stock Options

The Company did not issue any shares of common stock during the three months ended September 30, 2011 or 2010, respectively for stock options exercised prior to vesting. The Company issued 76,658 and 525,000 shares of common stock during the nine months ended September 30, 2011 and 2010, respectively for stock options exercised prior to vesting. The unvested shares are subject to the Company's repurchase right at the lesser of the original exercise price or market price. The proceeds from the early exercise of stock options are recorded in other long-term liabilities and reclassified to common stock as the shares vest and the Company's repurchase rights lapse.

There were 475,042 and 567,758 shares held by employees which were subject to repurchase for early exercise of stock options at an aggregate purchase price of $0.9 million and $1.1 million at September 30, 2011 and December 31, 2010, respectively.

Stock Option Activity

Stock option activity for the nine months ended September 30, 2011 is as follows (in thousands, except share, per share and term data):

Stock Options	Number of Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	11,433,588	$2.18	7.26	$65,126

Granted	2,732,000	8.05
Exercised	(1,742,134)	2.58
Cancelled or expired	(135,645)	3.39

Outstanding at September 30, 2011	12,287,809	$3.42	7.30	$139,478

Options exercisable at September 30, 2011	12,180,350	$3.30	7.28	$139,478

Options vested and expected to vest at September 30, 2011	11,971,040	$3.35	7.23	$136,711

The aggregate intrinsic value represents the difference between the quoted closing market price of the Company's common stock and the exercise price of outstanding, in-the-money options. The Company's market price of its common stock was $14.75 and $4.87 as of September 30, 2011 and 2010, respectively. The total intrinsic value of options exercised was approximately $18.3 million and $0.2 million for the nine months ended September 30, 2011 and 2010, respectively.

The weighted-average grant date fair value of options granted was $6.51 and $1.05 for the nine months ended September 30, 2011 and 2010, respectively.

Total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was approximately $18.3 million as of September 30, 2011 and is expected to be recognized over a weighted-average period of 3.2 years.

Valuation of Stock Option Awards

The following table presents the weighted-average assumptions used to estimate the fair value of stock options granted in the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Volatility	48.7-49.1%	50.1%	48.5-49.2%	50.1-51.8%
Expected dividend yield	—	—	—	—
Risk-free rate	0.9-1.1%	1.3%	0.9-2.2%	1.3-2.2%
Expected term (in years)	4.9	4.7	4.9	4.7

Restricted Stock Activity

A summary of restricted stock activity during the nine months ended September 30, 2011, is presented as follows (in thousands, except share and term data):

Restricted Stock	Number of Shares	Weighted- Average Remaining Contractual Term
Nonvested at December 31, 2010	78,500	0.17
Granted	402,127
Vested	(78,500)
Forfeited	—

Nonvested at September 30, 2011	402,127	3.92

During the nine months ended September 20, 2011, the Company granted 402,127 restricted stock units ("RSUs"). The RSUs vest annually over a four-year period following the date of grant, subject to the participant's continued service through the applicable vesting dates.

The Company measures the fair value of restricted awards at the closing stock price of the Company's common stock on the date of grant, and the fair value is recognized as expense over the requisite service period. The per unit weighted-average grant date fair value of restricted stock units granted was $16.65 and $0 for the three and nine months ended September 30, 2011 and 2010, respectively.

At September 30, 2011, remaining unrecognized compensation cost related to restricted stock was $5.4 million.

Stock-Based Compensation Expense

The following table presents the effects of stock-based compensation related to stock-based awards to employees on the Company's consolidated statements of operations during the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Cost of revenue	$52	$25	$107	$79
Sales and marketing	277	134	1,040	390
Research and development	315	8	636	287
General and administrative	1,326	1,182	2,999	3,786

Total stock-based compensation	$1,970	$1,349	$4,782	$4,542

The components of stock-based compensation expense were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Stock options	$1,726	$1,026	$4,479	$3,865
RSUs	135	323	194	677
ESPP	109	—	109	—

Total stock-based compensation	$1,970	$1,349	$4,782	$4,542

16. Stock Option Plans and Stock-Based Compensation

Stock Option Plan

In January 2002, the Company adopted the 2002 Stock Option Plan (the "2002 Plan") and retired the 1999 Stock Option Plan ("1999 Plan") and assumed certain options under the 1999 Plan. The maximum number of shares of common stock issuable pursuant to the 2002 Plan was 15,687,998 as of December 31, 2010, respectively, plus the shares of common stock subject to options pursuant to awards granted under the 1999 Plan forfeited after the adoption of the 2002 Plan. Grants under the 2002 Plan may be incentive stock options or nonqualified stock options. The 2002 Plan is administered by the Company's compensation committee, which has the authority to designate participants and determine the number and type of awards to be granted, the time at which awards are exercisable, the method of payment and any other terms or conditions of the awards. The vesting of these awards vary subject to the participant's period of future service, or otherwise at the discretion of the compensation committee. The majority of awards issued under the 2002 Plan vest over to two to four years, and have a term of ten years. There were 150, available for grant under the 2002 Plan at December 31, 2010.

Early Exercise of Stock Options

There were no shares of common stock issued during the year ended December 31, 2008 for which stock options were exercised prior to vesting. The Company issued 161,848 and 563,959 shares of common stock during the years ended December 31, 2009 and 2010, respectively, for stock options exercised prior to vesting. The unvested shares are subject to the Company's repurchase right at the lesser of the original exercise price or market price. The proceeds from the early exercise of stock options are recorded in other long-term liabilities and reclassified to common stock as the shares vest and the Company's repurchase rights lapse. The Company did not repurchase any shares during the years ended December 31, 2009 or 2010. There were 161,848 and 567,758 shares held by employees which were subject to repurchase for early exercise of stock options at an aggregate purchase price of $0.3 million and $1.1 million at December 31, 2009 and 2010, respectively. No such shares were held by employees at December 31, 2008.

Restricted Common Stock

The Company has issued shares of restricted common stock to employees, which are subject to repurchase agreements and generally vest over a three to four-year period from the date of grant, or immediately at the time of grant.

During the year ended December 31, 2007, the Company granted 457,000 restricted stock awards to two employees in conjunction with an acquisition. These awards vest based upon service conditions. Compensation expense related to the restricted stock awards was $0.7 million, $0.7 million and $0.6 million for the years ended December 31, 2008, 2009 and 2010, respectively. In September 2010, the Company modified the terms of the restricted stock award and accelerated the vesting of the restricted stock awards in full for one of the employees. The Company recognized an additional $0.3 million of compensation expense as a result of the modification. As of December 31, 2010 there was approximately $0.1 million of unrecognized compensation cost related to these awards. During the year ended December 31, 2007, the Company granted 300,000 restricted stock awards to two employees in conjunction with an acquisition. These awards vest based upon service conditions. Compensation expense related to the restricted stock awards was $0.7 million and $1.3 million for the years ended December 31, 2008 and 2009, respectively There was no such expense recognized during the year ended December 31, 2010. In June 2009, the Company modified the terms of the restricted stock award and accelerated the vesting of the restricted stock awards in full for both of the employees and recognized an additional $1.1 million of compensation expense as a result of the modifications. As of December 31, 2010, there was no remaining unrecognized compensation cost related to these awards.

No restricted stock awards were granted during the years ended December 31, 2008, 2009, and 2010.

Stock Option Activity

The following table summarizes the Company's stock option activity:

Stock Options	Number of Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding and exercisable at December 31, 2009	10,674,395	$2.05
Granted	2,458,300	2.58
Exercised	(1,338,105)	1.93
Cancelled or expired	(361,002)	1.96

Outstanding and exercisable at December 31, 2010	11,433,588	$2.18	7.26	$65,126

Options vested at December 31, 2010	8,273,538	$2.09	6.68	$47,906

Options vested and expected to vest as of December 31, 2010	11,215,937	$2.17	7.22	$63,991

Aggregate intrinsic value represents the difference between the Company's estimated fair value of its common stock and the exercise price of outstanding, in-the-money options. The Company's estimated fair value of its common stock was $1.96 and $7.88 as of December 31, 2009 and 2010 respectively. The total intrinsic value of options exercised was approximately $0.2 million, $0.1 million and $0.6 million for the years ended December 31, 2008, 2009 and 2010, respectively. The weighted-average grant date fair value of options granted was $3.09, $1.23 and $1.14 for the years ended December 31, 2008, 2009 and 2010.

Total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was approximately $8.6 million and $4.8 million as of December 31, 2009 and 2010, respectively, and is expected to be recognized over the next 2.1 years, 2.6 years and 3.1 years, respectively.

Stock-Based Compensation Expense

For the years ended December 31, 2008, 2009 and the fair value of each stock option award to employees was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Year Ended December 31,
	2008	2009	2010
Volatility	48.1-50.9%	52.1-53.8%	49.7-51.8%
Expected dividend yield	—	—	—
Risk-free rate	1.6-3.0%	1.4-2.1%	1.3-2.2%
Expected term (in years)	4.5	4.5	4.7

As the Company has limited historical option exercise data and stock price data, the Company estimates its expected term and the expected volatility of its common stock on the date of grant based on the average expected term and the average volatilities of similar publicly-traded entities. The Company has no history or expectation of paying cash dividends on its common stock. The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the options in effect at the time of grant.

The Company uses the straight-line method for expense attribution.

The following table presents the effects of stock-based compensation related to stock-based awards to employees on the Company's consolidated statements of operations during the periods presented (in thousands):

	Year Ended December 31,
	2008	2009	2010
Cost of revenue	$70	$128	$111
Sales and marketing	358	765	562
Research and development	257	597	244
General and administrative	13,852	9,750	4,431

Total stock-based compensation	$14,537	$11,240	$5,348

In September 2009, the Company's Board of Directors approved a common stock option repricing whereby previously granted and unexercised options held by current employees with exercise prices above $1.96 were repriced to $1.96 per share which represented the per share fair value of the Company's common stock as of the date of the repricing, with no modification to the vesting schedule of the previously issued options. As a result, 8,417,984 options originally granted to purchase common stock at prices ranging from $3.15 to $14.43 were repriced under this program. This repricing resulted in incremental stock-based compensation expense of $4.8 million. Expense related to vested shares of $3.4 million was expensed on the repricing date and expense related to nonvested shares is being amortized over the remaining terms of the options.